Stockholders' Equity - Common Stock (Details)			1 Months Ended	3 Months Ended
	Dec. 02, 2021 shares	Dec. 02, 2020 shares	Dec. 31, 2020 Vote $ / shares shares	Mar. 31, 2021 $ / shares shares	Feb. 09, 2021 shares	Feb. 04, 2021 shares
Class of Stock [Line Items]
Common shares, votes per share | Vote			1
Threshold Percentage Of Shares Issued And Outstanding Convertibleupon Business Combination				20.00%
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			100,000,000	100,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)			0	2,508,091
Common shares, shares outstanding (in shares)			0	2,508,091
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			33,039,409	33,039,409
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption, outstanding (in shares)			0	33,039,409
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			10,000,000	10,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)			8,625,000	8,625,000
Common shares, shares outstanding (in shares)			8,625,000	8,625,000		8,625,000
Shares subject to forfeiture			1,125,000		1,125,000
Percentage Of Issued And Outstanding Shares After Initial Public Offering Collectively Held By Initial Stockholders			20.00%	20.00%
Common stock subject to redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, issued (in shares)			0	33,039,409
Sponsor | Class B Common Stock
Class of Stock [Line Items]
Percentage Of Issued And Outstanding Shares After Initial Public Offering Collectively Held By Initial Stockholders			20.00%
Sponsor | Founder Shares | Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Common shares, shares outstanding (in shares)					1,125,000
Sponsor | Founder Shares | Class B Common Stock
Class of Stock [Line Items]
Common shares, shares outstanding (in shares)						8,625,000
Shares subject to forfeiture	1,125,000	1,125,000
Percentage Of Issued And Outstanding Shares After Initial Public Offering Collectively Held By Initial Stockholders	20.00%	20.00%